INVESTMENT IN MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investment In Marketable Securities
SCHEDULE OF INVESTMENT IN MARKETABLE SECURITIES

	As of December 31,
	2021	2020
Cost of investment	$577,035	$66,484
Dividend income from Greenpro Capital Corp.	18,939	160,062
Unrealized holding (loss) gain	(505,231)	350,137
Exchange rate effect	(1,742)	352
Investment in marketable securities	$89,001	$577,035